Investment Portfolioas of June 30, 2026 (Unaudited)
DWS High Income Fund
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 91.4%
Communication Services 20.3%
Altice Financing SA, 144A, 9.625%, 7/15/2027	1,110,000	852,103
Altice France SA:
144A, 6.5%, 10/15/2031	1,258,385	1,219,267
144A, 6.875%, 10/15/2030	2,578,462	2,501,180
144A, 9.5%, 11/1/2029	693,598	704,082
AMC Global Media, Inc., 144A, 10.5%, 7/15/2032	1,620,000	1,665,209
APLD ComputeCo 2 LLC, 144A, 6.75%, 3/15/2031	1,992,000	1,999,157
Arches Buyer, Inc., 144A, 6.125%, 12/1/2028 (b)	1,065,000	1,049,019
CCO Holdings LLC:
144A, 4.25%, 2/1/2031	1,860,000	1,675,083
144A, 4.5%, 8/15/2030 (b)	3,325,000	3,090,731
144A, 5.375%, 6/1/2029	6,210,000	6,075,032
Clear Channel Outdoor Holdings, Inc., 144A, 7.75%, 4/15/2028	950,000	951,530
Connect Holding II LLC, 144A, 10.5%, 4/3/2031	1,619,000	1,621,861
Core Scientific Finance I LLC, 144A, 7.75%, 5/15/2031	1,948,000	1,975,381
CSC Holdings LLC:
144A, 4.125%, 12/1/2030	3,647,000	2,167,064
144A, 5.375%, 2/1/2028 (b)	720,000	451,332
Digicel International Finance Ltd.:
144A, 8.625%, 8/1/2032	452,000	465,357
REG S, 8.625%, 8/1/2032	1,129,000	1,162,362
Directv Financing LLC, 144A, 8.875%, 2/1/2030 (b)	3,336,000	3,393,563
Discovery Communications LLC, 4.125%, 5/15/2029	2,560,000	2,534,400
Discovery Global Holdings, Inc.:
4.054%, 3/15/2029	2,049,000	2,028,653
5.05%, 3/15/2042	1,320,000	966,992
DISH DBS Corp., 7.375%, 7/1/2028* (c)	2,267,000	2,176,562
DISH Network Corp., 144A, 11.75%, 11/15/2027	2,308,000	2,371,590
EchoStar Corp.:
6.75%, 11/30/2030	2,053,507	2,087,597
10.75%, 11/30/2029	1,915,000	2,069,386
ELK Grove Village Property LLC, 144A, 7.5%, 6/15/2031	948,000	954,405
Getty Images, Inc., 144A, 10.5%, 11/15/2030	480,000	400,175
iHeartCommunications, Inc., 144A, 4.75%, 1/15/2028	757,000	724,761
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027	635,000	361,872
Lumen Technologies, Inc., 144A, 4.5%, 1/15/2029	3,259,000	3,132,050
McGraw-Hill Education, Inc., 144A, 8.0%, 8/1/2029	1,265,000	1,267,495
Meridian Arc Holdco LLC, 144A, 6.25%, 4/30/2031	1,032,000	1,034,312
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029	2,472,000	2,521,002
Nexstar Media, Inc., 144A, 6.5%, 9/15/2033	1,975,000	1,974,452
OAK-Eagle Acquireco, Inc., 144A, 8.75%, 7/1/2034	3,126,000	3,317,693
Paramount Global:
4.2%, 5/19/2032	824,000	714,993
4.9%, 8/15/2044	765,000	504,758
4.95%, 1/15/2031	761,000	707,379
5.5%, 5/15/2033	2,146,000	1,908,598
Photo Holdings LLC, 144A, 12.0%, 7/1/2031	624,000	642,993

PR RNO Property Owner 1 LLC, 144A, 6.5%, 5/1/2031		2,676,000	2,672,138
Sable International Finance Ltd., 144A, 7.125%, 10/15/2032		1,636,000	1,623,844
Scripps Escrow II, Inc., 144A, 3.875%, 1/15/2029 (b)		510,000	465,264
Sirius XM Radio LLC, 144A, 4.0%, 7/15/2028		3,447,000	3,356,631
Starz Capital Holdings LLC, 144A, 5.5%, 4/15/2029		533,000	481,898
SV RNO Property Owner 1 LLC, 144A, 5.875%, 3/1/2031		2,723,000	2,683,744
Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028		2,000,000	1,951,726
Uniti Group LP, 144A, 6.5%, 2/15/2029		1,630,000	1,617,134
Univision Communications, Inc.:
144A, 8.875%, 4/15/2033		1,031,000	1,014,941
144A, 9.375%, 8/1/2032		485,000	492,779
Versant Media Group, Inc., 144A, 7.25%, 1/30/2031 (b)		1,924,000	1,990,503
Virgin Media Secured Finance PLC:
144A, 4.5%, 8/15/2030 (b)		520,000	441,510
144A, 5.5%, 5/15/2029		2,005,000	1,903,052
Vodafone Group PLC, 7.0%, 4/4/2079		3,695,000	3,831,900
VZ Secured Financing BV, 144A, 7.5%, 1/15/2033		1,183,000	1,131,913
Windstream Services LLC, 144A, 8.25%, 10/1/2031		1,738,000	1,832,817
Ziggo Bond Co. BV, 144A, 5.125%, 2/28/2030 (b)		1,384,000	1,215,468
			96,128,693
Consumer Discretionary 12.1%
American Axle & Manufacturing, Inc., 144A, 7.75%, 10/15/2033 (b)		1,958,000	1,934,244
Avis Budget Finance PLC, REG S, 7.0%, 2/28/2029	EUR	1,471,000	1,717,209
Bath & Body Works, Inc., 6.75%, 7/1/2036 (b)		2,168,000	2,171,690
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031		1,534,000	1,481,281
Carnival Corp. Ltd.:
144A, 5.75%, 8/1/2032 (b)		7,100,000	7,169,348
144A, 5.875%, 6/15/2031		4,654,000	4,737,814
Cooper-Standard Automotive, Inc., 144A, 9.25%, 3/1/2031		1,112,000	1,120,729
Crocs, Inc., 144A, 4.25%, 3/15/2029		1,270,000	1,232,220
Dealer Tire Financial LLC, 144A, 10.375%, 10/1/2031 (d)		715,000	712,448
Fertitta Entertainment LLC, 144A, 6.75%, 1/15/2030 (b)		870,000	853,210
Gaia Purchaser, Inc., 144A, 7.625%, 7/15/2033 (d)		1,139,000	1,152,061
Global Auto Holdings Ltd.:
144A, 8.375%, 1/15/2029 (b)		1,391,000	1,370,136
144A, 8.75%, 1/15/2032 (b)		515,000	488,405
Lindblad Expeditions LLC, 144A, 7.0%, 9/15/2030		1,226,000	1,267,613
Lithia Motors, Inc., 144A, 4.375%, 1/15/2031		2,902,000	2,751,226
Men's Wearhouse LLC, 144A, 9.0%, 2/1/2031		1,068,000	1,134,780
Michaels Companies, Inc., 144A, 8.5%, 3/15/2033		1,633,000	1,617,478
Mohegan Tribal Gaming Authority:
144A, 8.25%, 4/15/2030 (b)		1,155,000	1,203,049
144A, 11.875%, 4/15/2031		675,000	731,292
Newell Brands, Inc., 6.625%, 5/15/2032 (b)		737,000	746,325
Nissan Motor Acceptance Co. LLC:
144A, 1.85%, 9/16/2026		1,580,000	1,565,392
144A, 2.75%, 3/9/2028		1,585,000	1,507,004
144A, 5.55%, 9/13/2029		1,245,000	1,215,455
144A, 6.125%, 9/30/2030		576,000	566,220
Ontario Gaming GTA LP, 144A, 8.0%, 8/1/2030		385,000	381,474
Penn Entertainment, Inc.:
144A, 4.125%, 7/1/2029 (b)		491,000	470,768
144A, 6.75%, 4/1/2031 (b)		490,000	492,550
QXO Building Products, Inc., 144A, 6.5%, 7/15/2031		1,242,000	1,265,810
Rakuten Group, Inc., REG S, 4.25%, Perpetual	EUR	3,864,000	4,372,543
Rivers Enterprise Borrower LLC, 144A, 6.625%, 2/1/2033		1,904,000	1,932,488
Sabre GLBL, Inc., 144A, 11.125%, 7/15/2030 (b)		730,000	700,245

Specialty Building Products Holdings LLC, 144A, 7.75%, 10/15/2029 (b)	529,000	486,656
Staples, Inc.:
144A, 10.75%, 9/1/2029	2,116,000	2,018,554
144A, 12.75%, 1/15/2030	300,000	229,770
Voyager Parent LLC, 144A, 9.25%, 7/1/2032	2,277,000	2,408,060
Whirlpool Corp.:
2.4%, 5/15/2031	313,000	233,891
144A, 7.5%, 7/1/2031	576,000	582,882
144A, 7.875%, 7/1/2034	1,191,000	1,195,885
		57,218,205
Consumer Staples 4.3%
Coty, Inc., 144A, 5.6%, 1/15/2031 (b)	970,000	943,550
HLF Financing SARL LLC:
144A, 4.875%, 6/1/2029	749,000	701,222
144A, 7.75%, 5/1/2033	1,117,000	1,132,130
Industrial F&B Investments III, Inc., 144A, 7.75%, 2/11/2033 (b)	1,419,000	1,446,158
KeHE Distributors LLC:
144A, 7.125%, 4/30/2033	725,000	738,519
144A, 9.0%, 2/15/2029	1,285,000	1,345,204
Post Holdings, Inc., 144A, 4.625%, 4/15/2030	9,766,000	9,434,545
Prestige Brands, Inc., 144A, 6.25%, 7/15/2034	315,000	315,000
TKC Holdings, Inc., 144A, 8.5%, 8/15/2030	2,185,000	2,248,590
Viking Baked Goods Acquisition Corp.:
144A, 8.625%, 11/1/2031	1,840,000	1,859,883
144A, 8.625%, 11/1/2031	255,000	257,755
		20,422,556
Energy 10.3%
Ascent Resources Utica Holdings LLC:
144A, 6.625%, 10/15/2032	3,508,000	3,551,825
144A, 6.625%, 7/15/2033	4,276,000	4,324,524
Buckeye Partners LP, 4.125%, 12/1/2027	476,000	469,851
Crescent Energy Finance LLC:
144A, 7.375%, 1/15/2033 (b)	1,560,000	1,550,629
144A, 7.625%, 4/1/2032	704,000	709,676
Excelerate Energy LP, 144A, 8.0%, 5/15/2030	2,526,000	2,663,920
Genesis Energy LP:
6.75%, 3/15/2034	1,219,000	1,209,589
7.875%, 5/15/2032	916,000	944,469
8.0%, 5/15/2033	805,000	837,334
Harvest Midstream I LP, 144A, 6.75%, 5/15/2034	1,444,000	1,464,584
Howard Midstream Energy Partners LLC, 144A, 7.375%, 7/15/2032	2,128,000	2,203,997
Moss Creek Resources Holdings, Inc., 144A, 8.25%, 9/1/2031	470,000	465,973
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030	1,116,000	1,166,498
SM Energy Co.:
144A, 6.625%, 4/15/2034	1,471,000	1,447,940
144A, 7.0%, 8/1/2032	2,041,000	2,059,802
144A, 8.75%, 7/1/2031	860,000	898,300
144A, 9.625%, 6/15/2033	818,000	896,887
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029 (b)	2,170,000	2,261,307
Sunoco LP, 144A, 7.875%, Perpetual	2,883,000	2,998,139
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	652,307	667,313
Venture Global Calcasieu Pass LLC:
144A, 3.875%, 11/1/2033 (b)	2,282,000	2,034,378
144A, 6.0%, 5/1/2036 (b)	283,000	286,054
Venture Global LNG, Inc., 144A, 9.875%, 2/1/2032 (b)	2,370,000	2,530,110

Venture Global Plaquemines LNG LLC:
144A, 6.5%, 1/15/2034		1,335,000	1,391,046
144A, 6.5%, 6/15/2034		1,884,000	1,962,704
144A, 6.75%, 1/15/2036		3,233,000	3,427,937
144A, 7.75%, 5/1/2035 (b)		3,895,000	4,368,134
			48,792,920
Financials 8.0%
Acrisure LLC:
144A, 6.0%, 8/1/2029		765,000	673,272
144A, 6.75%, 7/1/2032		1,414,000	1,270,926
Alliant Holdings Intermediate LLC, 144A, 6.5%, 10/1/2031		1,197,000	1,193,717
Ardonagh Finco Ltd., 144A, 6.875%, 2/15/2031	EUR	1,471,000	1,691,658
Ardonagh Group Finance Ltd., 144A, 8.875%, 2/15/2032 (b)		700,000	680,011
Block, Inc.:
3.5%, 6/1/2031		2,076,000	1,911,032
144A, 6.0%, 8/15/2033		925,000	931,387
Burford Capital Global Finance LLC, 144A, 6.25%, 4/15/2028 (b)		1,622,000	1,602,475
CRC Insurance Group LLC, 144A, 7.125%, 6/1/2031		1,715,000	1,709,531
EZCORP, Inc., 144A, 7.375%, 4/1/2032		4,571,000	4,790,792
FirstCash, Inc., 144A, 6.875%, 3/1/2032		850,000	873,448
Freedom Mortgage Holdings LLC:
144A, 6.875%, 5/1/2031		1,838,000	1,783,710
144A, 8.375%, 4/1/2032		461,000	468,926
144A, 9.25%, 2/1/2029		825,000	852,538
Howden U.K. Refinance PLC:
144A, 7.25%, 2/15/2031		1,909,000	1,849,112
144A, 8.125%, 2/15/2032		402,000	360,344
HUB International Ltd., 144A, 5.625%, 12/1/2029		3,225,000	3,213,213
Icahn Enterprises LP, 9.75%, 1/15/2029		640,000	627,666
Navient Corp.:
4.875%, 3/15/2028 (b)		2,275,000	2,231,555
5.5%, 3/15/2029 (b)		492,000	472,208
PennyMac Financial Services, Inc., 144A, 7.875%, 12/15/2029		920,000	956,725
Starwood Property Trust, Inc.:
144A, (REIT), 6.0%, 4/15/2030		1,619,000	1,624,896
144A, (REIT), 6.125%, 6/1/2031		1,205,000	1,211,371
144A, (REIT), 6.5%, 10/15/2030 (b)		2,223,000	2,274,318
WS Escrow LLC, 144A, 7.75%, 6/1/2033		2,614,000	2,684,100
			37,938,931
Health Care 5.9%
1261229 BC Ltd., 144A, 10.0%, 4/15/2032		2,757,000	2,792,389
Avantor Funding, Inc., 144A, 3.875%, 11/1/2029 (b)		1,280,000	1,221,996
Bausch Health Companies, Inc.:
144A, 5.0%, 1/30/2028 (b)		276,000	244,950
144A, 5.0%, 2/15/2029		585,000	431,133
144A, 11.0%, 9/30/2028		671,000	683,293
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029		6,735,000	6,465,848
144A, 4.0%, 3/15/2031 (b)		2,065,000	1,937,088
Charlotte Buyer, Inc., 144A, 8.0%, 6/30/2031		1,591,000	1,610,556
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031 (b)		1,124,000	1,034,038
144A, 5.25%, 5/15/2030		3,140,000	2,962,999
LifePoint Health, Inc.:
144A, 7.0%, 5/1/2034		1,211,000	1,160,697
144A, 8.375%, 2/15/2032		631,000	656,778

Molina Healthcare, Inc., 144A, 4.375%, 6/15/2028		2,030,000	1,994,556
Organon & Co., 144A, 6.75%, 5/15/2034		632,000	666,673
Prime Healthcare Services, Inc., 144A, 9.375%, 9/1/2029		2,387,000	2,493,673
Teleflex, Inc., 144A, 5.875%, 1/15/2032		1,535,000	1,546,600
			27,903,267
Industrials 5.1%
ADI Escrow Issuer LLC, 144A, 7.125%, 7/15/2034		1,566,000	1,594,648
ADT Security Corp., 144A, 4.875%, 7/15/2032 (b)		1,252,000	1,183,182
ATS Corp., 144A, 4.125%, 12/15/2028		2,710,000	2,642,714
Deluxe Corp., 144A, 8.0%, 6/1/2029		1,565,000	1,576,122
GFL Environmental Holdings U.S., Inc., 144A, 5.625%, 7/1/2031		2,891,000	2,890,629
JetBlue Airways Corp., 144A, 9.875%, 9/20/2031		660,000	597,771
Luna 1.5 SARL, REG S, 10.5%, 7/1/2032	EUR	910,000	1,105,388
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		2,290,000	2,164,050
Sotheby's/Bidfair Holdings, Inc., 144A, 5.875%, 6/1/2029		1,369,000	1,299,323
Stena International SA, 144A, 7.25%, 1/15/2031		2,965,000	3,031,446
Synergy Infrastructure Holdings LLC, 144A, 7.0%, 7/15/2034		403,000	408,779
TransDigm, Inc., 144A, 6.375%, 5/31/2033		4,560,000	4,603,356
VistaJet Malta Finance PLC:
144A, 6.375%, 2/1/2030 (b)		360,000	342,552
144A, 9.5%, 6/1/2028 (b)		325,000	329,010
Wabash National Corp., 144A, 4.5%, 10/15/2028 (b)		622,000	578,064
			24,347,034
Information Technology 5.4%
ams-OSRAM AG, REG S, 10.5%, 3/30/2029	EUR	1,435,854	1,745,037
Cloud Software Group, Inc.:
144A, 8.25%, 6/30/2032		1,135,000	1,063,773
144A, 9.0%, 9/30/2029		3,126,000	3,034,195
CoreWeave, Inc.:
144A, 9.25%, 6/1/2030 (b)		1,179,000	1,186,658
144A, 9.625%, 7/15/2032		99,000	97,520
144A, 9.75%, 10/1/2031		1,638,000	1,634,387
EquipmentShare.com, Inc.:
144A, 7.125%, 7/1/2034 (d)		1,704,000	1,674,246
144A, 8.625%, 5/15/2032 (b)		1,155,000	1,201,471
Insight Enterprises, Inc., 144A, 6.625%, 5/15/2032		4,768,000	4,845,990
McAfee Corp., 144A, 7.375%, 2/15/2030 (b)		915,000	777,514
Open Text Corp.:
144A, 3.875%, 2/15/2028		1,835,000	1,788,194
144A, 3.875%, 12/1/2029		1,037,000	953,464
Playtika Holding Corp., 144A, 4.25%, 3/15/2029 (b)		1,435,000	1,284,325
Rocket Software, Inc., 144A, 6.5%, 2/15/2029		990,000	891,453
UKG, Inc., 144A, 6.875%, 2/1/2031		1,180,000	1,146,345
Unisys Corp., 144A, 10.625%, 1/15/2031 (b)		487,000	457,568
Viasat, Inc., 144A, 6.5%, 7/15/2028		1,345,000	1,341,643
Xerox Corp., 144A, 10.25%, 10/15/2030 (b)		235,000	206,769
Xerox Holdings Corp., 144A, 5.5%, 8/15/2028		545,000	316,837
			25,647,389
Materials 9.3%
Ardagh Metal Packaging Finance USA LLC, 144A, 4.0%, 9/1/2029		760,000	722,432
Ashland, Inc., 144A, 3.375%, 9/1/2031 (b)		5,060,000	4,709,012
Avient Corp., 144A, 6.25%, 11/1/2031 (b)		2,888,000	2,926,474
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/2029		930,000	887,783
Bond U.S. Bidco 1, Inc., 144A, 7.125%, 6/15/2033 (b)		2,022,000	2,041,668

Calderys Financing LLC, 144A, 11.25%, 6/1/2028		1,425,000	1,475,995
Champion Iron Canada, Inc., 144A, 7.875%, 7/15/2032		2,002,000	2,072,973
Cleveland-Cliffs, Inc., 144A, 4.875%, 3/1/2031		618,000	564,986
First Quantum Minerals Ltd., 144A, 6.375%, 2/15/2036		720,000	706,597
FMC Corp.:
144A, 8.0%, 6/1/2031		718,000	747,287
8.45%, 11/1/2055		615,000	447,911
Graphic Packaging International LLC, 144A, 3.75%, 2/1/2030 (b)		1,160,000	1,090,190
IAMGOLD Corp., 144A, 5.75%, 10/15/2028 (b)		3,800,000	3,788,218
INEOS Quattro Finance 2 PLC, 144A, 9.625%, 3/15/2029 (b)		876,000	822,284
Kaiser Aluminum Corp., 144A, 4.5%, 6/1/2031 (b)		1,550,000	1,483,827
Magnera Corp., 144A, 7.25%, 11/15/2031 (b)		1,330,000	1,298,412
Mineral Resources Ltd., 144A, 6.0%, 5/1/2032		2,039,000	2,017,049
Novelis Corp., 144A, 4.75%, 1/30/2030		2,025,000	1,958,868
OI European Group BV, 144A, 4.75%, 2/15/2030 (b)		658,000	625,038
Olin Corp., 144A, 6.625%, 4/1/2033 (b)		3,040,000	3,001,752
Olympus Water U.S. Holding Corp., 144A, 7.25%, 2/15/2033 (b)		4,416,000	4,367,281
PLS Group Ltd., 144A, 6.875%, 5/1/2031		2,411,000	2,468,588
SCIH Salt Holdings, Inc., 144A, 6.625%, 5/1/2029 (b)		1,172,000	1,161,822
SunCoke Energy, Inc., 144A, 4.875%, 6/30/2029 (b)		967,000	915,013
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		494,000	494,635
Trivium Packaging Finance BV, 144A, 12.25%, 1/15/2031		815,000	900,850
Tronox, Inc., 144A, 4.625%, 3/15/2029 (b)		479,000	335,323
Wilsonart LLC, 144A, 11.0%, 8/15/2032		455,000	368,613
			44,400,881
Real Estate 5.9%
Iron Mountain, Inc., 144A, (REIT), 5.25%, 7/15/2030		4,470,000	4,403,205
MPT Operating Partnership LP:
(REIT), 0.993%, 10/15/2026	EUR	1,261,000	1,413,470
144A, (REIT), 8.5%, 2/15/2032 (b)		1,137,000	1,164,049
Park Intermediate Holdings LLC, 144A, (REIT), 4.875%, 5/15/2029		4,960,000	4,849,750
Rithm Capital Corp.:
144A, (REIT), 8.0%, 4/1/2029		855,000	858,420
144A, (REIT), 8.0%, 7/15/2030		518,000	516,685
144A, (REIT), 8.5%, 6/1/2031		1,013,000	1,015,381
RLJ Lodging Trust LP, 144A, (REIT), 4.0%, 9/15/2029		4,340,000	4,133,850
Service Properties Trust:
144A, (REIT), Zero Coupon, 9/30/2028		3,397,000	3,149,736
(REIT), 4.95%, 10/1/2029 (b)		360,000	339,134
(REIT), 8.875%, 6/15/2032 (b)		317,000	326,371
XHR LP, 144A, (REIT), 4.875%, 6/1/2029		6,000,000	5,890,880
			28,060,931
Utilities 4.8%
Alpha Generation LLC, 144A, 6.25%, 1/15/2034		9,703,000	9,547,608
AmeriGas Partners LP, 144A, 6.875%, 6/1/2031		1,151,000	1,165,358
Electricite de France SA, 144A, 9.125%, Perpetual		957,000	1,111,338
Hawaiian Electric Co., Inc., 144A, 6.0%, 10/1/2033		2,489,000	2,465,904
NRG Energy, Inc., 144A, 3.625%, 2/15/2031		1,065,000	989,016
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		2,480,000	2,428,220
Puget Energy, Inc., 7.0%, 9/15/2056		760,000	768,306
Vistra Corp., 144A, 7.0%, Perpetual (b)		2,410,000	2,429,094
VoltaGrid LLC, 144A, 7.375%, 11/1/2030		2,026,000	2,103,335
			23,008,179
Total Corporate Bonds (Cost $431,898,930)			433,868,986

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Notes, 4.375%, 8/31/2028 (e) (Cost $454,770)	450,000	451,898

Loan Participations and Assignments 2.5%
Senior Loans (f)
Asurion LLC, Second Lien Term Loan B4, 3 mo. USD Term SOFR + 5.25%, 9.028%, 1/20/2029	1,932,477	1,915,084
Bausch Health Companies, Inc., Term Loan B, 10/8/2030 (g)	1,471,307	1,430,154
Connect Finco SARL, Term Loan B, 1 mo. USD Term SOFR + 4.5%, 8.144%, 9/27/2029	1,458,807	1,464,890
EW Scripps Co., Term Loan B2, 1 mo. USD Term SOFR + 5.75%, 9.504%, 6/30/2028	177,049	177,381
Garda World Security Corp., Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.419%, 2/1/2029	1,665,942	1,665,943
Men's Wearhouse, Inc., Term Loan B, 3 mo. USD Term SOFR + 5.75%, 9.414%, 1/28/2031	392,000	396,130
Windsor Holdings III LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.394%, 8/1/2030	4,827,603	4,833,637
Total Loan Participations and Assignments (Cost $11,876,343)		11,883,219

	Shares	Value ($)

Exchange-Traded Funds 3.8%
iShares Broad USD High Yield Corporate Bond ETF (b)	194,000	7,181,880
iShares Core S&P 500 ETF	1,613	1,207,960
State Street SPDR Portfolio High Yield Bond ETF (b)	406,779	9,534,900
Total Exchange-Traded Funds (Cost $17,723,647)		17,924,740

Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	1,950	16,439

Other Investments 0.2%
Industrials 0.2%
Electrical Equipment
Luxco Co., Ltd.* (h) (Cost $756,865)	42,934	859,713

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (h) (Cost $1,482,531)	6,700	42,907

Securities Lending Collateral 7.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (i) (j) (Cost $33,998,625)	33,998,625	33,998,625

Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 3.66% (i) (Cost $5,283,937)	5,283,937	5,283,937

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $503,475,648)	106.3	504,330,464
Other Assets and Liabilities, Net	(6.3)	(29,944,717)
Net Assets	100.0	474,385,747

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 9/30/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Exchange-Traded Funds 0.0%
Xtrackers USD High Yield Corporate Bond ETF (k)
—	4,878,178	4,905,142	26,964	—	39,384	—	—	—
Securities Lending Collateral 7.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (i) (j)
16,057,794	17,940,831 (l)	—	—	—	147,767	—	33,998,625	33,998,625
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 3.66% (i)
5,515,992	193,942,632	194,174,687	—	—	251,649	—	5,283,937	5,283,937
21,573,786	216,761,641	199,079,829	26,964	—	438,800	—	39,282,562	39,282,562

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2026 amounted to $71,705,650, which is 15.1% of net assets.

(c)	Defaulted security or security for which income has been deemed uncollectible.
(d)	When-issued or delayed delivery securities included.
(e)	At June 30, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)
Variable or floating rate security. These securities are shown at their current rate as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(g)	All or a portion of the security represents unsettled loan commitments at June 30, 2026 where the rate will be determined at the time of settlement.
(h)	Investment was valued using significant unobservable inputs.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $42,111,150.

(k)	Affiliated fund managed by DBX Advisors LLC.
(l)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SOFR: Secured Overnight Financing Rate

SPDR: Standard & Poor's Depositary Receipt
At June 30, 2026, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
5 Year U.S. Treasury Note	USD	9/30/2026	18	1,928,259	1,926,844	1,415

At June 30, 2026, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	11,263,000	USD	12,875,949	7/31/2026	(9,867)	State Street Bank and Trust δ

δ	U.S Treasury Notes with a value of $341,244 received as collateral for open over-the counter derivative contracts.
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$433,868,986	$—	$433,868,986
Government & Agency Obligations	—	451,898	—	451,898
Loan Participations and Assignments	—	11,883,219	—	11,883,219
Exchange-Traded Funds	17,924,740	—	—	17,924,740
Common Stocks	16,439	—	—	16,439
Other Investments	—	—	859,713	859,713
Warrants	—	—	42,907	42,907
Short-Term Investments (a)	39,282,562	—	—	39,282,562
Derivatives (b)
Futures Contracts	1,415	—	—	1,415
Total	$57,225,156	$446,204,103	$902,620	$504,331,879

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(9,867)	$—	$(9,867)
Total	$—	$(9,867)	$—	$(9,867)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DHIF-PH3